RELATED PARTY TRANSACTIONS - Debt from Sterna Finance (Details) $ in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2021 USD ($) vessel	Jun. 30, 2021 vessel
Golden Spray, Golden Fast and Golden Furious
Related Party Transaction [Line Items]
Number of newbuildings acquired | vessel		3
Hemen Holdings Ltd
Related Party Transaction [Line Items]
Tenor period	18 months
Debt term	17 years
Hemen Holdings Ltd | Golden Spray, Golden Fast and Golden Furious
Related Party Transaction [Line Items]
Number of newbuildings acquired | vessel	3
Hemen Holdings Ltd | Dry Bulk Carriers
Related Party Transaction [Line Items]
Debt assumed | $	$ 413.6
Debt assumed, in cash | $	63.0
Debt assumed, sellers credit | $	$ 350.6
Number of vessels acquired | vessel	15
Hemen Holdings Ltd | Dry Bulk Carriers | London Interbank Offered Rate (LIBOR) | Minimum
Related Party Transaction [Line Items]
Variable interest rate (percent)	2.35%
Hemen Holdings Ltd | Dry Bulk Carriers | London Interbank Offered Rate (LIBOR) | Maximum
Related Party Transaction [Line Items]
Variable interest rate (percent)	4.70%